Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2013
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Accumulated Other Comprehensive Income Loss and Changes in Accumulated Other Comprehensive Loss, Net of Tax
The following table summarizes the components of accumulated other comprehensive loss and the changes in accumulated other comprehensive loss, net of tax as applicable, for the years ended December 31, 2013 and 2012:

	Foreign Currency Items	Defined Benefit Pension Items	Gains and Losses on Cash Flow Hedges	Accumulated Other Comprehensive Loss
Balance at December 31, 2011	$(21,277)	$(430,835)	$(8,187)	$(460,299)
Other comprehensive income/(loss) before reclassifications	24,511	(61,809)	(1,200)	(38,498)
Amounts reclassified from accumulated other comprehensive loss to net income	—	20,311	2,634	22,945
Amounts reclassified from accumulated other comprehensive loss to fixed assets	—	—	26	26
Other comprehensive income/(loss)	24,511	(41,498)	1,460	(15,527)
Balance at December 31, 2012	$3,234	$(472,333)	$(6,727)	$(475,826)
Other comprehensive income/(loss) before reclassifications	(28,386)	111,269	3,992	86,875
Amounts reclassified from accumulated other comprehensive loss to net income	—	27,958	2,392	30,350
Amounts reclassified from accumulated other comprehensive loss to fixed assets	—	—	81	81
Other comprehensive income/(loss)	(28,386)	139,227	6,465	117,306
Balance at December 31, 2013	$(25,152)	$(333,106)	$(262)	$(358,520)

Reclassification out of Accumulated Other Comprehensive Income

	Amount Reclassified from Accumulated Other Comprehensive Loss
Details about Accumulated Other Comprehensive Loss Components	Twelve Months Ended December 31, 2013	Twelve Months Ended December 31, 2012	Affected Line Item in the Consolidated Statements of Net Income
Gains and losses on cash flow hedges
Foreign exchange contracts	$4,603	$336	Net Sales
Foreign exchange contracts	(2,996)	870	Cost of sales
Commodity contracts	(5,455)	(5,639)	Cost of sales
	(3,848)	(4,433)	Total before tax
	1,456	1,799	Tax benefit
	$(2,392)	$(2,634)	Net of tax
Defined benefit pension items
Amortization of defined benefit pension items	$(32,821)	$(24,227)	Cost of sales
Amortization of defined benefit pension items	(10,940)	(8,076)	Selling, general, and administrative
	(43,761)	(32,303)	Total before tax
	15,803	11,992	Tax benefit
	(27,958)	(20,311)	Net of tax

Total reclassifications for the period	$(30,350)	$(22,945)	Net of tax